Additional information condensed financial statements of the Company	12 Months Ended
Dec. 31, 2011
Additional information condensed financial statements of the Company

26 Additional information condensed financial statements of the Company

As of December 31, 2011 and 2010, approximately Rmb38,638 and Rmb31,625 of the restricted capital and reserves of the Group were not available for distribution, respectively, and as such, the condensed financial information of China Technology Development Group Corporation (the “Company”) has been presented for the years ended December 31, 2009, 2010 and 2011.

The separate condensed financial information of China Technology Development Group Corporation, as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries”.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF OPERATIONS

(Amounts expressed in thousands)

For the years ended December 31, 2009, 2010 and 2011

	2009	2010	2011	2011
	Rmb	Rmb	Rmb	US$ (Note 2 (h))
General and administrative expenses	(16,253)	(22,876)	(13,896)	(2,204)

Operating loss	(16,253)	(22,876)	(13,896)	(2,204)

Other income (expense):
Share of results of subsidiaries	(16,175)	(2,763)	(53,821)	(8,535)
Finance costs	(5,760)	—	—	—
Impairment on prepayment for business acquisition	—	(10,301)	—	—
Change in fair value of derivative embedded in convertible note	3,798	—	—	—
Change in fair value of warrants and option rights	(5,040)	555	2,364	375
Loss on debt extinguishment	(3,434)	—	—	—
Exchange loss	(165)	167	679	108
Gain on disposal of subsidiaries	4,560	—	—	—
Others, net	—	97	44	7

Net loss for the year	(38,469)	(35,121)	(64,630)	(10,249)

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

BALANCE SHEETS

(Amounts expressed in thousands except share data)

As of December 31, 2010 and 2011

	2010	2011	2011
	Rmb	Rmb	US$ (Note 2(h))
ASSETS
CURRENT ASSETS
Cash and cash equivalents	299	20	3
Due from subsidiaries	216,825	220,126	34,910
Prepaid expenses and other current assets	20,293	444	70

TOTAL CURRENT ASSETS	237,417	220,590	34,983
Property, plant and equipment, net	161	46	7
Investment in subsidiaries	(109,283)	(155,456)	(24,653)

TOTAL ASSETS	128,295	65,180	10,337

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued professional fees	4,060	3,012	478
Due to a related party	2,548	—	—
Due to subsidiaries	1,910	1,417	225
Liabilities relating to warrants	2,449	84	13
Other current liabilities and accrued expenses	2,118	1,911	303

TOTAL CURRENT LIABILITIES	13,085	6,424	1,019

TOTAL LIABILITIES	13,085	6,424	1,019
Contingencies and commitments
SHAREHOLDERS’ EQUITY
Common stock, (US$0.01 par value; 4,000,000,000 authorized in 2008 and 2009; shares issued and outstanding: 15,534,669 and 19,300,390 as of December 31, 2008 and 2009, respectively)	1,670	1,675	266
Preferred stock, (US$0.01 par value; 1,000,000,000 shares authorized; shares issued and outstanding: 1,000,000 as of December 31, 2008 and 2009)	77	77	12
Additional paid-in capital	545,847	556,163	88,201
Accumulated deficit	(419,420)	(484,050)	(76,765)
Accumulated other comprehensive loss	(12,964)	(15,109)	(2,396)

TOTAL SHAREHOLDERS’ EQUITY	115,210	58,756	9,318

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	128,295	65,180	10,337

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in thousands except share data)

For the years ended December 31, 2009, 2010 and 2011

	Common stock		Preferred stock		Additional paid in	Accumulated	Accumulated Other comprehensive	Total shareholders’
	Shares	Amount	Shares	Amount	capital	deficit	(loss)	equity
		Rmb		Rmb	Rmb	Rmb	Rmb	Rmb
Balance at January 1, 2009	15,543,669	1,205	1,000,000	77	386,054	(345,830)	(6,867)	34,639
Issue of shares upon exercise of option rights	60,000	4	—	—	1,121	—	—	1,125
Shares issued upon exercise of stock options	136,864	10	—	—	2,580	—	—	2,590
Issue of shares upon conversion of convertible note	3,322,260	228	—	—	80,764	—	—	80,992
Issue of shares upon exercise of stock purchase warrant	14,776	1	—	—	(1)	—	—	—
Issue of shares upon exercise of Warrant B	222,821	15	—	—	3,041	—	—	3,056
Stock-based compensation					8,706			8,706
Components of comprehensive loss:
Net loss	—	—	—	—	—	(38,469)	—	(38,469)
Share of subsidiaries’ equity transactions:
Net unrealized gain on available-for-sale securities	—	—	—	—	—	—	9,228	9,228
Translation adjustment	—	—	—	—	—	—	(4,230)	(4,230)

Total comprehensive loss for the year								(33,471)

Balance at December 31, 2009	19,300,390	1,463	1,000,000	77	482,265	(384,299)	(1,869)	97,637

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in thousands except share data)

For the years ended December 31, 2009, 2010 and 2011

	Common stock		Preferred stock		Additional paid in	Accumulated	Accumulated Other comprehensive	Total shareholders’
	Shares	Amount	Shares	Amount	capital	deficit	(loss)	Equity
		Rmb		Rmb	Rmb	Rmb	Rmb	Rmb
Issue of shares, net of offering cost	3,064,827	203	—	—	52,316	—	—	52,519
Shares issued upon exercise of stock options	59,999	4	—	—	760	—	—	764
Stock-based compensation	—	—	—	—	8,015	—	—	8,015
Issue of warrants	—	—	—	—	2,491	—	—	2,491
Components of comprehensive loss:
Net loss	—	—	—	—	—	(35,121)	—	(35,121)
Share of subsidiaries’ equity transactions:
Net unrealized gain on available-for-sale securities	—	—	—	—	—	—	(9,374)	(9,374)
Translation adjustment	—	—	—	—	—	—	(1,721)	(1,721)

Total comprehensive loss for the year								(46,216)

Balance at December 31, 2010	22,425,216	1,670	1,000,000	77	545,847	(419,420)	(12,964)	115,210

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in thousands except share data)

For the years ended December 31, 2009, 2010 and 2011

	Common stock		Preferred stock		Additional paid in	Accumulated	Accumulated Other comprehensive	Total shareholders’
	Shares	Amount	Shares	Amount	capital	deficit	(loss)	Equity
		Rmb		Rmb	Rmb	Rmb	Rmb	Rmb
Issue of shares, net of offering costs	—	—	—	—	—	—	—	—
Shares issued upon exercise of stock options	73,333	5	—	—	889	—	—	894
Stock-based compensation	—	—	—	—	7,170	—	—	7,170
Issue of warrants	—	—	—	—	2,257	—	—	2,257
Components of comprehensive loss:
Net loss	—	—	—	—	—	(64,630)	—	(64,630)
Share of subsidiaries’ equity transactions:
Net unrealized gain on available-for-sale securities							(640)	(640)
Translation adjustment	—	—	—	—	—	—	(1,505)	(1,505)

Total comprehensive loss for the year								(66,775)

Balance at December 31, 2011	22,498,549	1,675	1,000,000	77	556,163	(484,050)	(15,109)	58,756

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands)

For the years ended December 31, 2009, 2010 and 2011

	2009	2010	2011	2011
	Rmb	Rmb	Rmb	US$ (Note 2(h))
Net loss	(38,469)	(35,121)	(64,630)	(10,249)

Net cash (used in) provided from operating activities	(48,375)	(40,707)	8,619	1,367
Net cash used in investing activities	(15,961)	(81)	—	—
Net cash generated from financing activities	72,428	38,608	894	142
Effect of exchange rate changes on cash and cash equivalents	(872)	(6,030)	(9,792)	(1,553)

Net increase (decrease) in cash and cash equivalents	7,220	(8,210)	(279)	(44)
Cash and cash equivalents at beginning of year	1,289	8,509	299	47

Cash and cash equivalents at end of year	8,509	299	20	3

Supplemental disclosure of cash flow information
Income taxes paid	—	—	—	—
Interest paid	—	—	—	—
Supplemental disclosure non-cash investing and financing activities
Issue of warrants as offering costs for financing activities in 2008	54	—	—	—
Conversion of convertible note in 2009	82,975	—	—	—